Derivatives and Hedging (Details) - USD ($) $ in Thousands	3 Months Ended	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2025
Derivatives and Hedging [Abstarct]
Foreign currency profit	$ 915	$ 731
Cost of revenue	11	16
Research and development	272	391
Sales and marketing	85	122
General and administrative expenses	$ 59	$ 85